Related Party Transactions - Additional Information (Details) - USD ($)		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 21, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 250,000
Price of warrant		$ 10.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 300,000		$ 300,000
Repayment of promissory note - related party	$ 250,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month	10,000	10,000	10,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant		$ 1,500,000	$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000
Price of warrant	$ 1.50	$ 1.50	$ 1.50